Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 07, 2025	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000007825
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Shares
Accumulated Value		$ 5,000,000	$ 5,066,993	$ 5,191,081	$ 5,390,695			$ 5,596,511	$ 5,935,191	$ 6,118,101	$ 6,391,943	$ 6,815,968	$ 6,763,651	$ 6,995,024	$ 7,533,752	$ 6,514,419	$ 7,403,937	$ 7,722,091	$ 7,852,687	$ 8,564,135	$ 6,885,815	$ 8,300,523	$ 9,041,111	$ 10,139,321	$ 10,765,533	$ 11,684,677	$ 11,751,554	$ 13,046,122	$ 12,445,473	$ 10,440,476	$ 9,929,887	$ 10,679,549	$ 11,479,148	$ 12,481,541	$ 12,072,326	$ 13,482,367	$ 14,904,073	$ 15,541,274	$ 16,454,540	$ 16,849,567	$ 16,128,212	$ 17,891,268	$ 19,343,271	$ 19,854,897
C000007826
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Plus Shares
Accumulated Value		100,000,000	101,344,685	103,831,877	107,829,294			111,951,374	118,737,487	122,396,348	127,880,619	136,375,121	135,327,828	139,968,441	150,753,769	130,362,470	148,161,788	154,533,370	157,153,184	171,402,901	137,816,639	166,136,402	180,965,865	202,954,247	215,501,759	233,908,911	235,250,492	261,176,220	249,147,329	209,016,820	198,802,838	213,820,555	229,838,610	249,918,916	241,734,391	269,978,798	298,458,858	311,231,461	329,533,019	337,450,369	323,021,815	358,346,832	387,443,476	397,706,577
C000007828
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Shares
Accumulated Value		5,000,000	5,049,458	5,185,333	5,413,439			5,637,525	5,961,941	6,142,656	6,421,168	6,828,749	6,787,222	7,052,742	7,553,791	6,477,173	7,387,898	7,690,166	7,776,142	8,476,326	6,705,760	8,188,117	8,940,998	10,255,777	10,917,618	11,822,496	11,815,931	12,897,026	12,195,920	10,141,832	9,690,763	10,383,832	11,126,869	12,066,338	11,668,360	13,088,521	14,402,496	14,867,228	15,784,683	16,199,025	15,417,801	17,112,291	18,525,304	18,977,183
C000007829
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Plus Shares
Accumulated Value		100,000,000	100,971,614	103,693,063	108,263,509			112,773,671	119,246,383	122,867,680	128,468,149	136,604,341	135,779,868	141,118,777	151,145,201	129,585,103	147,809,134	153,860,253	155,583,527	169,596,672	134,174,566	163,838,639	178,881,815	205,195,035	218,414,649	236,499,982	236,375,081	258,039,780	244,010,568	202,905,516	193,877,958	207,746,759	222,647,561	241,386,099	233,452,461	261,872,619	288,104,585	297,469,033	315,829,772	324,120,589	308,488,076	342,407,895	370,695,655	379,747,050
C000257083
Account Value [Line Items]
Line Graph and Table Measure Name							ETF Shares Net Asset Value
Accumulated Value	$ 10,000					$ 10,374
C000257084
Account Value [Line Items]
Line Graph and Table Measure Name							ETF Shares Net Asset Value
Accumulated Value	10,000					10,380
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value		5,000,000	5,045,710	5,177,623	5,407,249			5,630,969	5,957,153	6,136,335	6,416,589	6,822,613	6,781,361	7,044,028	7,544,632	6,461,257	7,368,451	7,669,693	7,756,869	8,457,782	6,684,963	8,161,584	8,902,215	10,216,212	10,875,022	11,776,332	11,762,388	12,837,440	12,144,291	10,099,598	9,638,725	10,330,405	11,078,755	12,008,537	11,613,496	13,022,396	14,330,590	14,794,802	15,706,112	16,131,497	15,345,977	17,047,507	18,448,322	18,882,651
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value		100,000,000	100,914,202	103,552,468	108,144,978			112,619,384	119,143,063	122,726,702	128,331,772	136,452,251	135,627,217	140,880,555	150,892,647	129,225,133	147,369,011	153,393,864	155,137,384	169,155,640	133,699,260	163,231,670	178,044,298	204,324,245	217,500,446	235,526,639	235,247,760	256,748,804	242,885,820	201,991,951	192,774,506	206,608,094	221,575,102	240,170,747	232,269,915	260,447,926	286,611,796	295,896,038	314,122,236	322,629,931	306,919,549	340,950,132	368,966,441	377,653,026
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value		5,000,000	5,045,710	5,177,623	5,407,249			5,630,969	5,957,153	6,136,335	6,416,589	6,822,613	6,781,361	7,044,028	7,544,632	6,461,257	7,368,451	7,669,693	7,756,869	8,457,782	6,684,963	8,161,584	8,902,215	10,216,212	10,875,022	11,776,332	11,762,388	12,837,440	12,144,291	10,099,598	9,638,725	10,330,405	11,078,755	12,008,537	11,613,496	13,022,396	14,330,590	14,794,802	15,706,112	16,131,497	15,345,977	17,047,507	18,448,322	18,882,652
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value		100,000,000	100,914,202	103,552,468	108,144,978			112,619,384	119,143,063	122,726,702	128,331,772	136,452,251	135,627,217	140,880,555	150,892,647	129,225,133	147,369,011	153,393,864	155,137,384	169,155,640	133,699,260	163,231,670	178,044,298	204,324,245	217,500,446	235,526,639	235,247,760	256,748,804	242,885,820	201,991,951	192,774,506	206,608,094	221,575,102	240,170,747	232,269,915	260,447,926	286,611,796	295,896,038	314,122,236	322,629,931	306,919,549	340,950,132	368,966,441	377,653,030
NACC2 Index: Bloomberg U.S. Aggregate Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value	10,000					10,624
NACC2 Index: Bloomberg U.S. Aggregate Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value	10,000					10,624
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value		5,000,000	5,067,392	5,191,808	5,391,801			5,597,996	5,937,577	6,120,939	6,395,180	6,820,126	6,768,352	7,000,769	7,540,582	6,521,108	7,411,108	7,730,070	7,861,348	8,574,372	6,893,967	8,310,213	9,052,268	10,151,951	10,778,831	11,700,296	11,768,397	13,066,111	12,465,265	10,458,217	9,947,585	10,699,725	11,501,894	12,507,404	12,097,985	13,512,429	14,938,791	15,578,738	16,495,792	16,893,201	16,171,495	17,941,044	19,398,668	19,913,705
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value		100,000,000	101,347,832	103,836,157	107,836,016			111,959,922	118,751,550	122,418,789	127,903,592	136,402,525	135,367,042	140,015,381	150,811,641	130,422,162	148,222,165	154,601,393	157,226,964	171,487,431	137,879,337	166,204,257	181,045,353	203,039,025	215,576,629	234,005,911	235,367,937	261,322,224	249,305,293	209,164,343	198,951,693	213,994,508	230,037,877	250,148,076	241,959,698	270,248,587	298,775,829	311,574,756	329,915,843	337,864,028	323,429,892	358,820,874	387,973,360	398,274,092
NACC2 Index: CRSP US Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name							CRSP US Total Market Index
Accumulated Value		5,000,000	5,047,297	5,182,852	5,411,481			5,633,821	5,960,197	6,141,129	6,420,432	6,827,577	6,786,656	7,052,074	7,551,553	6,474,794	7,385,159	7,686,527	7,771,786	8,471,393	6,702,656	8,183,507	8,936,449	10,249,753	10,908,576	11,812,568	11,805,506	12,886,426	12,185,522	10,132,539	9,682,377	10,374,457	11,116,748	12,052,048	11,654,738	13,069,327	14,377,325	14,844,252	15,760,972	16,176,132	15,396,377	17,089,739	18,498,201	18,950,879
NACC2 Index: CRSP US Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name							CRSP US Total Market Index
Accumulated Value		$ 100,000,000	$ 100,945,939	$ 103,657,035	$ 108,229,619			$ 112,676,422	$ 119,203,947	$ 122,822,583	$ 128,408,636	$ 136,551,530	$ 135,733,115	$ 141,041,487	$ 151,031,065	$ 129,495,888	$ 147,703,173	$ 153,730,546	$ 155,435,716	$ 169,427,853	$ 134,053,116	$ 163,670,142	$ 178,728,982	$ 204,995,060	$ 218,171,514	$ 236,251,352	$ 236,110,114	$ 257,728,528	$ 243,710,450	$ 202,650,778	$ 193,647,544	$ 207,489,137	$ 222,334,966	$ 241,040,951	$ 233,094,751	$ 261,386,542	$ 287,546,490	$ 296,885,038	$ 315,219,441	$ 323,522,639	$ 307,927,547	$ 341,794,776	$ 369,964,028	$ 379,017,570
NACC2 Index: Bloomberg US Treasury Bills 0-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Treasury Bills 0-3 Months
Accumulated Value	10,000					10,291
NACC2 Index: Bloomberg Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Short Treasury Index
Accumulated Value	$ 10,000					$ 10,386